Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
16. Stock-Based	Compensation

The Company recognised stock-based compensation expense (included in selling, general and administrative expense) of US$11.1 million, US$11.3 million and US$9.3 million for the years ended 31 March 2012, 2011 and 2010, respectively. Compensation expense arising from equity-based award grants, as estimated using pricing models, was US$7.8 million, US$9.1 million and US$7.7 million for the years ended 31 March 2012, 2011 and 2010, respectively. Included in stock-based compensation expense for the years ended 31 March 2012, 2011 and 2010 is an expense of US$3.3 million, US$2.2 million and US$1.6 million, respectively, related to liability-classified awards. As of 31 March 2012, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$8.8 million after estimated forfeitures and will be recognised over an estimated weighted average amortisation period of 2.5 years.

JHI SE 2001 Equity Incentive Plan

Under the JHI SE 2001 Equity Incentive Plan (the “2001 Equity Incentive Plan”), the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units. The 2001 Equity Incentive Plan was approved by the Company’s shareholders and the Joint Board subject to implementation of the consummation of the 2001 Reorganisation. The Company is authorised to issue 45,077,100 shares under the 2001 Equity Incentive Plan.

Under the 2001 Equity Incentive Plan, grants have been made at fair market value to management and other employees of the Company. Each option confers the right to subscribe for one ordinary share in the capital of JHI SE. The options may be exercised as follows: 25% after the first year; 25% after the second year; and 50% after the third year. All unexercised options expire 10 years from the date of issue or 90 days after the employee ceases to be employed by the Company.

As set out in the plan rules, the exercise prices and the number of shares available on exercise may be adjusted on the occurrence of certain events, including new issues, share splits, rights issues and capital reconstructions.

Under the 2001 Equity Incentive Plan, the Company granted 285,358 and 348,426 restricted stock units to its employees in the years ended 31 March 2012 and 2011, respectively. These restricted shares may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such shares remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. At 31 March 2012, there were 617,316 restricted stock units outstanding under this plan.

Long-Term Incentive Plan

At the 2006 Annual General Meeting, the Company’s shareholders approved the establishment of a Long-Term Incentive Plan (“LTIP”) to provide incentives to certain members of senior management (“Executives”). The shareholders also approved, in accordance with certain LTIP rules, the issue of options in the Company to Executives of the Company. At the Company’s 2008 Annual General Meeting, the shareholders amended the LTIP to also allow restricted stock units to be granted under the LTIP.

As of 31 March 2012, the Company had granted 6,116,375 restricted stock units under the LTIP. These restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such shares remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Restricted stock units expire on exercise, vesting or as set out in the LTIP rules.

In November 2006 and August 2007, 1,132,000 and 1,016,000 options were granted to Executives, respectively, under the LTIP. The vesting of these equity awards are subject to ‘performance hurdles’ as outlined in the LTIP rules. Unexercised options expire 10 years from the date of issue unless an Executive ceases employment with the Company.

At 31 March 2012, there were 1,760,600 options and 3,060,195 restricted stock units outstanding under the LTIP.

Stock Options

There were no stock options granted during the years ended 31 March 2012, 2011 and 2010. The following table summarises the Company’s stock options available for grant and the activity in the Company’s outstanding options during the noted period:

		Outstanding Options
	Shares Available for Grant	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2010	25,288,048	14,444,438	7.44

Exercised		(530,984)	5.19
Forfeited		(2,558,159)	8.10
Forfeitures available for re-grant	1,468,159

Balance at 31 March 2011	26,756,207	11,355,295	7.40

Exercised		(1,682,841)	6.25
Forfeited		(587,314)	7.76
Forfeitures available for re-grant	587,314

Balance at 31 March 2012	27,343,521	9,085,140	7.59

The total intrinsic value of stock options exercised was A$2.0 million, A$0.6 million and A$4.7 million for the years ended 31 March 2012, 2011 and 2010, respectively.

Windfall tax benefits realised in the United States from stock options exercised and included in cash flows from financing activities in the consolidated statements of cash flows were nil, US$0.4 million and US$0.9 million for the years ended 31 March 2012, 2011 and 2010, respectively.

The following table summarises outstanding and exercisable options under both the 2001 Equity Incentive Plan and the LTIP as of 31 March 2012:

	Options Outstanding				Options Exercisable
Exercise Price (A$)	Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value	Number	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
5.99	903,250	2.7	5.99	1,526,493	903,250	5.99	1,526,493
6.30	93,000	2.9	6.30	128,340	93,000	6.30	128,340
6.38	1,482,235	5.7	6.38	1,926,906	1,482,235	6.38	1,926,906
6.45	191,000	0.7	6.45	234,930	191,000	6.45	234,930
7.05	1,479,250	1.7	7.05	931,928	1,479,250	7.05	931,928
7.83	1,016,000	5.4	7.83	-	908,358	7.83	-
8.40	2,027,305	4.6	8.40	-	2,027,305	8.40	-
8.90	1,878,100	3.7	8.90	-	1,878,100	8.90	-
9.50	15,000	3.9	9.50	-	15,000	9.50	-

Total	9,085,140	3.9	7.59	4,748,597	8,977,498	7.59	4,748,597

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value based on stock options with an exercise price less than the Company’s closing stock price of A$7.68 as of 31 March 2012, which would have been received by the option holders had those option holders exercised their options as of that date.

Restricted Stock

The Company estimates the fair value of restricted stock units on the date of grant and recognises this estimated fair value as compensation expense over the periods in which the restricted stock vests.

The following table summarises the Company’s restricted stock activity during the noted period:

	Shares	Weighted Average Fair Value at Grant Date (US$)
Non-vested at 31 March 2010	4,736,721	4.57

Granted	2,107,077	6.11
Vested	(970,793)	3.90
Forfeited	(760,910)	4.60

Non-vested at 31 March 2011	5,112,095	4.52

Granted	1,303,209	4.92
Vested	(2,527,601)	3.13
Forfeited	(210,192)	5.35

Non-vested at 31 March 2012	3,677,511	5.57

Restricted Stock – service vesting

The Company granted restricted stock units with a service vesting condition to employees as follows:

Grant Date	Equity Award Plan	Restricted Stock Units Granted

17 June 2008	2001 Equity Incentive Plan	698,440
15 September 2008	Long-Term Incentive Plan	201,324
17 December 2008	2001 Equity Incentive Plan	992,271
29 May 2009	Long-Term Incentive Plan	1,066,595
7 December 2009	2001 Equity Incentive Plan	278,569
7 December 2010	2001 Equity Incentive Plan	348,426
7 December 2011	2001 Equity Incentive Plan	281,556
5 March 2012	2001 Equity Incentive Plan	3,802

		3,870,983

On 30 May 2011, 925,024 restricted stock units (service vesting) that were previously granted on 29 May 2009 became fully vested and the underlying common stock was issued.

On 7 December 2011, 81,619 and 55,404 restricted stock units (service vesting) that were previously granted on 7 December 2010 and 2009, respectively, became fully vested and the underlying common stock was issued.

On 17 December 2011, 316,283 restricted stock units (service vesting) that were previously granted on 17 December 2008 became fully vested and the underlying common stock was issued.

In addition, 281,556 restricted stock units (service vesting) were granted to employees on 7 December 2011 under the 2001 Equity Incentive Plan. The fair value of each restricted stock unit (service vesting) is equal to the market value of the Company’s common stock on the date of grant, adjusted for the fair value of estimated dividends as the restricted stock holder is not entitled to dividends over the vesting period.

Restricted Stock – performance vesting

On 7 June 2011 and 2010, the Company granted 63,146 and 807,457 restricted stock units, respectively, with a performance vesting condition under the 2006 Long-Term Incentive Plan (LTIP) to senior executives and managers of the Company. The vesting of the restricted stock units is deferred for two years and the amount of restricted stock units that will vest at that time is dependent on the scorecard rating of each of the award recipients. The scorecard reflects a number of key qualitative and quantitative performance objectives and the outcomes the Board expects to see achieved at the end of the performance period.

When the scorecard is applied at the vesting date, the award recipients may receive all, some, or none of their awards. The scorecard can only be applied by the Board to exercise discretion at the percentage of restricted stock units that will vest. The scorecard may not be applied to enhance the maximum award that was originally granted to the award recipient.

The fair value of each restricted stock unit (performance vesting) is adjusted for changes in JHI SE’s common stock price at each balance sheet date until the scorecard is applied at the vesting date.

Restricted Stock – market condition

Under the terms of the LTIP, the Company granted 954,705 and 951,194 restricted stock units (market condition) to senior executives on 15 September 2011 and 2010, respectively. The vesting of these restricted stock units is subject to a market condition as outlined in the LTIP.

The fair value of each of these restricted stock units (market condition) granted under the LTIP is estimated using a binomial lattice model that incorporates a Monte Carlo Simulation (the “Monte Carlo method”). The following table includes the assumptions used for restricted stock grants (market condition) valued during the years ended 31 March 2012 and 2011:

Date of grant	15 Sep 2011	15 Sep 2010
Dividend yield (per annum)	2.0%	0.0%
Expected volatility	51.9%	50.6%
Risk free interest rate	1.0%	1.5%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	5.64	5.94
Number of restricted stock units	954,705	951,194

On 15 September 2011, 760,037 restricted stock units (market condition) that were previously granted on 15 September 2008 became fully vested and the underlying common stock was issued.

On 17 December 2011, 385,288 restricted stock units (market condition) that were previously granted on 17 December 2008 became fully vested and the underlying common stock was issued.

Scorecard LTI – Cash Settled Units

Under the terms of the LTIP, the Company granted awards equivalent to 716,536 and 821,459 Scorecard LTI units during the years ended 31 March 2012 and 2011, respectively, which provide recipients a cash incentive based on JHI SE’s common stock price on the vesting date. The vesting of awards is measured on individual performance conditions based on certain performance measures. Compensation expense recognised for awards are based on the fair market value of JHI SE’s common stock on the date of grant and recorded as a liability. The expense is recognised ratably over the vesting period and the liability is adjusted for subsequent changes in JHI SE’s common stock price at each balance sheet date.

Cash Settled Units

The Company granted 2,488 and 450 cash settled units (service vesting) to employees during the years ended 31 March 2012 and 2011, respectively, under the 2001 Equity Incentive Plan. Compensation expense recognised for awards are based on the fair value of JHI SE’s common stock on the date of grant and recorded as a liability. The liability is adjusted for subsequent changes in JHI SE’s common stock price at each balance sheet date.